Fair Value Measurement (Details) - Schedule of financial assets and liabilities that are carried at fair value on a recurring basis - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Liabilities:
Foreign exchange forward contracts fair value	$ 1,271	$ 4,052
Accounts Payable and Accrued Liabilities, Fair Value Disclosure	8,000	7,800
Fair Value, Inputs, Level 1
Assets:
Marketable Securities	416	596
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	110	71
Foreign exchange forward contracts designated as hedging instruments	1,294	4,005
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(63)	(21)
Foreign exchange forward contracts designated as hedging instruments	(70)	(3)
Foreign exchange forward contracts fair value	1,271	4,052
Level 3 [Member]
Assets:
Convertible Debt, Fair Value Disclosures	11,525	10,486
Liabilities:
Contingent consideration	(13,099)	(12,694)
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract	$ 1,574	$ 2,208